Remuneration of senior management and non-executive directors	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Remuneration of senior management and non-executive directors	Remuneration of senior management and non-executive directors
Remuneration of directors

			$ million
	2025	2024	2023
Total for all directors
Emoluments	11	8	8
Amounts received under incentive schemes[a]	3	5	6
Total	14	13	14
[a]Excludes amounts relating to past directors.
Emoluments
These amounts comprise fees paid to the non-executive chair and the non-executive directors and, for executive directors, salary and benefits earned during the relevant financial year, plus cash bonuses awarded for the year.
Remuneration of directors and senior management

			$ million
	2025	2024	2023
Total for all senior management and non-executive directors
Short-term employee benefits	34	22	31
Pensions and other post-employment benefits	—	—	—
Share-based payments[a]	28	26	12
Termination benefits	—	3	—
Total	62	51	43
[a]2023 includes a reversal of $14 million relating to the lapse of Bernard Looney's outstanding share awards in prior years.
Senior management comprises members of the leadership team.
Short-term employee benefits
These amounts comprise fees and benefits paid to the non-executive chair and non-executive directors, as well as salary, benefits and cash bonuses for senior management. Deferred annual bonus awards, to be settled in shares, are included in share-based payments.
Pensions and other post-employment benefits
The amounts represent the estimated cost to the group of providing pensions and other post-employment benefits to senior management in respect of the current year of service measured in accordance with IAS 19 ‘Employee Benefits’.
Share-based payments
This is the cost to the group of senior management’s participation in share-based payment plans, as measured by the fair value of options and shares granted, accounted for in accordance with IFRS 2 ‘Share-based Payments’.
Termination benefits
Termination benefits include compensation to senior management for loss of office.
Related party transactions
Transactions between the group and its significant joint ventures and associates are summarized in Financial statements – Note 16 and Note 17. In the ordinary course of its business, the group enters into transactions with various organizations with which some of its directors or executive officers are associated. Except as described in this report, the group did not have any material transactions or transactions of an unusual nature with, and did not make loans to, related parties in the period commencing 1 January 2025 to 13 February 2026.